UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2006 Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   November 22, 2006


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   82

Form 13F Information Table Value Total:   $40368



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Comcast Corp. 7% Notes due 5/1 PFD              20030N309      239     9350 SH       SOLE                     9350
Genl. Mills Pfd.               PFD              524908563      317    11625 SH       SOLE                    11625
HSBC Hldgs. plc 6.20% Ser. A   PFD              404280604      213     8500 SH       SOLE                     8500
Interpublic Grp. Pfd.          PFD              460690308      261     7020 SH       SOLE                     7020
1st Commonwealth Finl          COM              319829107      299    22925 SH       SOLE                    22925
3M Company                     COM              88579Y101      593     7965 SH       SOLE                     7965
AT&T                           COM              00206R102      567    17428 SH       SOLE                    17428
Amer. Finl. Realty Tr.         COM              02607P305      334    29905 SH       SOLE                    29905
American Intl. Group           COM              026874107      284     4287 SH       SOLE                     4287
Amgen Inc.                     COM              031162100      981    13710 SH       SOLE                    13710
Anheuser-Busch Cos.            COM              035229103      557    11725 SH       SOLE                    11725
Argon ST, Inc.                 COM              040149106      245    10210 SH       SOLE                    10210
Auto. Data Processing          COM              053015103      756    15963 SH       SOLE                    15963
Avon Products Inc.             COM              054303102      715    23310 SH       SOLE                    23310
BHP Billiton Ltd.              COM              088606108      482    12720 SH       SOLE                    12720
Bank of America                COM              060505104      859    16034 SH       SOLE                    16034
CVS Corp.                      COM              126650100      585    18217 SH       SOLE                    18217
Cadbury Schweppes              COM              127209302      574    13410 SH       SOLE                    13410
Cardinal Health                COM              14149Y108      404     6152 SH       SOLE                     6152
Chevron Corp.                  COM              166764100      259     3998 SH       SOLE                     3998
Children's Place Retail Stores COM              168905107      204     3190 SH       SOLE                     3190
Citigroup, Inc.                COM              172967101      371     7478 SH       SOLE                     7478
Citizens Communications        COM              17453B101      400    28455 SH       SOLE                    28455
Colgate-Palmolive Co.          COM              194162103      563     9070 SH       SOLE                     9070
Compass Minerals Intl.         COM              20451N101      352    12430 SH       SOLE                    12430
ConocoPhillips                 COM              20825C104      566     9505 SH       SOLE                     9505
Diebold Inc.                   COM              253651103      613    14090 SH       SOLE                    14090
Dow Jones & Co.                COM              260561105      480    14300 SH       SOLE                    14300
DuPont (E.I.)                  COM              263534109      615    14346 SH       SOLE                    14346
Duke Energy (Hldg. Co.)        COM              26441C105      413    13669 SH       SOLE                    13669
EMCOR Group Inc.               COM              29084Q100      319     5820 SH       SOLE                     5820
Eli Lilly                      COM              532457108      237     4160 SH       SOLE                     4160
Exxon Mobil Corp.              COM              30231G102     1767    26332 SH       SOLE                    26332
Fifth Third Bancorp            COM              316773100      498    13071 SH       SOLE                    13071
First Data Corp.               COM              319963104      571    13585 SH       SOLE                    13585
General Electric               COM              369604103      689    19520 SH       SOLE                    19520
Gruma S.A. de C.V. ADR         COM              400131306      219    18125 SH       SOLE                    18125
Health Mgm't Assoc.            COM              421933102      486    23250 SH       SOLE                    23250
Herley Industries              COM              427398102      192    15525 SH       SOLE                    15525
Home Depot Inc.                COM              437076102      399    11003 SH       SOLE                    11003
II-VI Inc.                     COM              902104108      232     9320 SH       SOLE                     9320
Int'l Game Tech.               COM              459902102      778    18755 SH       SOLE                    18755
Intel Corp.                    COM              458140100      351    17046 SH       SOLE                    17046
Johnson & Johnson              COM              478160104      674    10373 SH       SOLE                    10373
Kimberly-Clark                 COM              494368103      232     3550 SH       SOLE                     3550
Kinder Morgan Mgmt             COM              49455U100      275     6518 SH       SOLE                     6518
Lexmark Intl.                  COM              529771107      624    10820 SH       SOLE                    10820
Maritrans, Inc.                COM              570363101      279     7620 SH       SOLE                     7620
Mattel Inc.                    COM              577081102      472    23975 SH       SOLE                    23975
Medtronic Inc.                 COM              585055106      548    11810 SH       SOLE                    11810
Met-Pro Corp.                  COM              590876306      190    14472 SH       SOLE                    14472
Microsoft Corp.                COM              594918104     1277    46687 SH       SOLE                    46687
NY Cmnty Bancorp               COM              649445103      322    19680 SH       SOLE                    19680
Nabors Industries              COM              G6359F103      517    17373 SH       SOLE                    17373
Natl. Penn Bancshares          COM              637138108      367    18692 SH       SOLE                    18692
Newell Rubbermaid              COM              651229106      203     7155 SH       SOLE                     7155
Novartis AG                    COM              66987V109      593    10140 SH       SOLE                    10140
OSI Systems Inc.               COM              671044105      231    11800 SH       SOLE                    11800
PepsiCo Inc.                   COM              713448108      832    12749 SH       SOLE                    12749
Pfizer Inc.                    COM              717081103      872    30760 SH       SOLE                    30760
Pitney Bowes Inc.              COM              724479100      619    13942 SH       SOLE                    13942
Procter & Gamble               COM              742718109      821    13246 SH       SOLE                    13246
QUALCOMM Inc.                  COM              747525103      306     8410 SH       SOLE                     8410
RGC Resources                  COM              74955L103      208     8042 SH       SOLE                     8042
Reddy Ice Hldgs.               COM              75734R105      348    14370 SH       SOLE                    14370
Regal Entertainment            COM              758766109      330    16665 SH       SOLE                    16665
Simon Property Group           COM              828806109      469     5174 SH       SOLE                     5174
Sony Corp.                     COM              835699307      483    11958 SH       SOLE                    11958
Sprint Nextel                  COM              852061100      601    35030 SH       SOLE                    35030
Standard Register              COM              853887107      284    21500 SH       SOLE                    21500
Telecom New Zealand            COM              879278208      528    23533 SH       SOLE                    23533
TrustCo Bank                   COM              898349105      372    34305 SH       SOLE                    34305
UST Inc.                       COM              902911106      447     8150 SH       SOLE                     8150
Unilever N.V.                  COM              904784709      202     8250 SH       SOLE                     8250
United Technologies            COM              913017109      917    14469 SH       SOLE                    14469
Verizon Communications         COM              92343V104      633    17060 SH       SOLE                    17060
Vornado Realty Trust           COM              929042109      471     4320 SH       SOLE                     4320
Wachovia Corp.                 COM              929903102      610    10936 SH       SOLE                    10936
Washington Mutual              COM              939322103      545    12536 SH       SOLE                    12536
Waters Corp.                   COM              941848103      351     7760 SH       SOLE                     7760
Wells Fargo & Co.              COM              949746101      573    15826 SH       SOLE                    15826
Wyeth                          COM              983024100      906    17819 SH       SOLE                    17819